Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Before Income Tax Expense
Table 22.1 presents the components of income before income tax expense.
Table 22.1: Income Before Income Tax Expense

	Year ended December 31,
(in millions)	2025	2024	2023
U.S.	$23,644	22,097	20,721
Non-U.S.	1,555	1,267	915
Total	$25,199	23,364	21,636

Income Tax Expense (Benefit)
Table 22.2 presents the components of income tax expense (benefit).
Table 22.2: Income Tax Expense (Benefit)

	Year ended December 31,
(in millions)	2025	2024	2023
Current:
U.S. federal (1)	$5,060	3,697	2,883
U.S. state and local	231	268	(453)
Non-U.S.	420	345	227
Total current	5,711	4,310	2,657
Deferred:
U.S. federal	(1,670)	(737)	(662)
U.S. state and local	(157)	(131)	586
Non-U.S.	(43)	(43)	26
Total deferred	(1,870)	(911)	(50)
Total	$3,841	3,399	2,607
(1)The amount for the year ended December 31, 2023 does not reflect accounting changes related to our modified retrospective adoption of ASU 2023-02 – Investments – Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method, effective January 1, 2024. See Note 15 (Securitizations and Variable Interest Entities) for information about tax credit investments.

Effective Income Tax Expense (Benefit) and Rate
Table 22.3 reconciles the statutory federal income tax rate to the effective income tax rate.
Table 22.3: Effective Income Tax Expense (Benefit) and Rate

	December 31,
	2025		2024		2023
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Statutory federal income tax expense and rate	$5,292	21.0%	$4,855	21.0%	$4,567	21.0%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit (1)	563	2.2	532	2.3	819	3.8
Tax credits, net of investment amortization:
Renewable energy (2)	(588)	(2.3)	(450)	(2.0)	(1,014)	(4.7)
Affordable housing	(347)	(1.4)	(273)	(1.2)	(278)	(1.3)
Other	(154)	(0.6)	(190)	(0.8)	(260)	(1.2)
Nontaxable and nondeductible items:
Tax-exempt interest	(267)	(1.1)	(326)	(1.4)	(345)	(1.6)
Other	(25)	(0.1)	119	0.5	140	0.7
Changes in prior year unrecognized tax benefits, inclusive of interest	(751)	(3.0)	(819)	(3.5)	(1,042)	(4.8)
Other	118	0.5	(49)	(0.2)	20	0.1
Effective income tax expense and rate	$3,841	15.2%	$3,399	14.7%	$2,607	12.0%
(1)State and local income taxes in California, New York and New York City contributed to the majority of this category.
(2)The amounts for the year ended December 31, 2023 do not reflect accounting changes related to our modified retrospective adoption of ASU 2023-02 – Investments – Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method, effective January 1, 2024. See Note 15 (Securitizations and Variable Interest Entities) for information about tax credit investments.

Net Deferred Taxes
The tax effects of our temporary differences that gave rise to significant portions of our deferred tax assets and liabilities are presented in Table 22.4.
Table 22.4: Net Deferred Taxes

(in millions)	Dec 31, 2025	Dec 31, 2024
Deferred tax assets
Net operating loss and tax credit carryforwards	$6,601	4,721
Allowance for credit losses	3,488	3,580
Deferred compensation and employee benefits	3,328	3,194
Net unrealized losses on debt securities	1,418	2,881
Capitalized research expenses	1,272	1,653
Lease liabilities	1,030	1,104
Accrued expenses	903	1,187
Basis difference in investments	723	720
Other	830	1,070
Total deferred tax assets	19,593	20,110
Deferred tax assets valuation allowance	(314)	(162)
Deferred tax liabilities
Mark to market, net	(10,383)	(12,235)
Leasing and fixed assets	(3,951)	(2,818)
Mortgage servicing rights	(1,135)	(1,264)
Intangible assets	(1,005)	(899)
Right-of-use assets	(870)	(930)
Other	(785)	(683)
Total deferred tax liabilities	(18,129)	(18,829)
Net deferred tax asset (1)	$1,150	1,119
(1)The net deferred tax asset is included in other assets.

Deferred Tax Assets Related to Net Operating Loss and Tax Credit Carryforwards
Table 22.5 presents the components of the deferred tax assets related to net operating loss (NOL) and tax credit carryforwards at December 31, 2025. If not utilized, carryforwards mostly expire in varying amounts through December 31, 2045, with the exception of U.S. federal corporate alternative minimum tax credits that do not expire.
Table 22.5: Deferred Tax Assets Related to Net Operating Loss and Tax Credit Carryforwards

(in millions)	Dec 31, 2025
U.S. federal tax credits	$6,326
U.S. state NOLs and credits	218
Non-U.S. NOLs and credits	57
Total net operating loss and tax credit carryforwards	$6,601

Change in Unrecognized Tax Benefits
Table 22.6 presents the change in unrecognized tax benefits.

Table 22.6: Change in Unrecognized Tax Benefits

	Year ended December 31,
(in millions)	2025	2024	2023
Balance, beginning of period	$3,105	4,114	5,437
Additions:
For tax positions related to the current year	184	292	246
For tax positions related to prior years	10	140	352
Reductions:
For tax positions related to prior years	(742)	(1,354)	(765)
Lapse of statute of limitations	(27)	(44)	(389)
Settlements with tax authorities	(2)	(43)	(767)
Balance, end of period	$2,528	3,105	4,114

Tax Examination Status
Table 22.7 summarizes our major tax jurisdiction examination status as of December 31, 2025.

Table 22.7: Tax Examination Status

Jurisdiction	Tax Year(s)	Status
United States	2015-2018	Administrative appeals
United States	2019-2022	Field examination
California	2017-2020	Administrative appeals
California	2021-2023	Field examination
New York	2017-2021	Field examination
New York City	2017-2021	Field examination

Net Cash Paid (Refunded) for Income Taxes	Table 22.8 presents our income taxes paid, net of refunds, by tax jurisdiction.
Table 22.8: Net Cash Paid (Refunded) for Income Taxes

	December 31,
(in millions)	2025	2024	2023
U.S. federal:
Cash paid	$560	2,000	207
Refunds received	—	(1,986)	(1,307)
Net cash paid (refunded)	560	14	(1,100)
U.S. state and local:
California	*	443	(596)
New Jersey	*	95	160
New York	84	143	(166)
New York City	92	257	(120)
Other	236	311	(157)
Non-U.S.:
India	147	107	*
United Kingdom	183	148	*
Other	117	146	193
Net cash paid (refunded)	$1,419	1,664	(1,786)
*    The amount is less than 5% of net cash paid (refunded) for income taxes during the year.